ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
19. ACCRUED EXPENSES

(in thousands of $)	2012	2011
Vessel operating and drydocking expenses	6,737	4,906
Administrative expenses	281	846
Interest expense	7,729	3,583
Provision for tax	11,783	3,113
	26,530	12,448